INCOME TAXES - Income Tax Exemption (Details) - ¥ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income tax holiday
Preferential tax rate (as a percent)			25.00%	25.00%	25.00%
Qualified software enterprise
Income tax holiday
Preferential tax rate (as a percent)			15.00%
Per share impact of tax holiday (in dollars per share)			¥ 0.00	¥ 0.09	¥ 0.13
Qualified research and development expenses
Income tax holiday
Reduction in tax rate following the exemption period (as a percent)	75.00%	75.00%	75.00%	50.00%
Yin Tian Xia Technology | Qualified software enterprise
Income tax holiday
Reduction in tax rate following the exemption period (as a percent)				50.00%	50.00%
Yin He You | Qualified software enterprise
Income tax holiday
Reduction in tax rate following the exemption period (as a percent)		50.00%	50.00%	50.00%
Gold Master Network | Qualified software enterprise
Income tax holiday
Reduction in tax rate following the exemption period (as a percent)	50.00%	50.00%	50.00%